Deferred Policy Acquisition Costs and Value of Business Acquired (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Policy Acquisition Costs
Balance at beginning of year	$ 3,487	$ 3,125	$ 3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)
Balance at end of year	$ 3,249	$ 3,487	$ 3,125